Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended	18 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	30 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	42 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	54 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	66 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Washington Mutual Investors Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class A (with sales charge)
Accumulated Value				$ 9,426				$ 10,924				$ 12,430				$ 13,829				$ 13,328				$ 18,475				$ 19,396			$ 19,870			$ 23,716			$ 26,672			$ 32,696
Washington Mutual Investors Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class C (with sales charge)
Accumulated Value				10,000				11,499				12,977				14,327				13,707				18,856				19,647			19,983			23,667			26,617			32,628
Washington Mutual Investors Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class T (with sales charge)
Accumulated Value		$ 9,750							$ 11,210				$ 12,499				$ 12,076				$ 16,780				$ 17,661				$ 18,145			$ 21,705			$ 24,477			$ 30,077
Washington Mutual Investors Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class F-1
Accumulated Value				10,000				11,581				13,163				14,633				14,094				19,525				20,485			20,976			25,021			28,125			34,452
Washington Mutual Investors Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class F-2
Accumulated Value				10,000				11,610				13,235				14,752				14,245				19,788				20,813			21,370			25,552			28,794			35,360
Washington Mutual Investors Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class F-3
Accumulated Value			$ 10,000		$ 10,298					$ 11,749				$ 13,107				$ 12,671				$ 17,620				$ 18,555				$ 19,069			$ 22,827			$ 25,752			$ 31,661
Washington Mutual Investors Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-A (with sales charge)
Accumulated Value				9,649				11,175				12,703				14,123				13,605				18,853				19,785			20,263			24,172			27,182			33,309
Washington Mutual Investors Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				11,492				12,966				14,308				13,682				18,822				19,752			20,229			24,132			27,137			33,253
Washington Mutual Investors Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-E
Accumulated Value				10,000				11,554				13,102				14,531				13,966				19,310				20,215			20,654			24,579			27,572			33,702
Washington Mutual Investors Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-T (with sales charge)
Accumulated Value		9,750							11,204				12,486				12,056				16,746				17,613				18,086			21,624			24,368			29,934
Washington Mutual Investors Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-F-1
Accumulated Value				10,000				11,606				13,222				14,733				14,225				19,753				20,767			21,304			25,457			28,669			35,188
Washington Mutual Investors Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-F-2
Accumulated Value	$ 10,000					$ 12,965					$ 13,639				$ 14,008				$ 16,751				$ 18,880				$ 23,193
Washington Mutual Investors Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class 529-F-3
Accumulated Value	10,000					12,969					13,650				14,020				16,773				18,914				23,239
WASHINGTON MUTUAL INVESTORS FUND Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-1
Accumulated Value				10,000				11,498				12,972				14,318				13,691				18,830				19,616			19,946			23,615			26,352			32,050
Washington Mutual Investors Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-2
Accumulated Value				10,000				11,498				12,972				14,316				13,690				18,827				19,609			19,936			23,605			26,341			32,035
Washington Mutual Investors Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-2E
Accumulated Value				10,000				11,527				13,048				14,442				13,852				19,105				19,958			20,350			24,164			27,047			32,986
Washington Mutual Investors Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-3
Accumulated Value				10,000				11,548				13,089				14,510				13,939				19,254				20,145			20,570			24,464			27,420			33,494
Washington Mutual Investors Fund Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-4
Accumulated Value				10,000				11,583				13,170				14,644				14,106				19,548				20,513			21,009			25,062			28,175			34,521
Washington Mutual Investors Fund Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-5E
Accumulated Value				10,000				11,604				13,220				14,729				14,219				19,748				20,762			21,305			25,464			28,685			35,211
Washington Mutual Investors Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-5
Accumulated Value				10,000				11,616				13,246				14,772				14,273				19,839				20,880			21,452			25,661			28,935			35,556
Washington Mutual Investors Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							Washington Mutual Investors Fund — Class R-6
Accumulated Value				10,000				11,623				13,260				14,797				14,306				19,892				20,946			21,526			25,767			29,070			35,741
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,444	$ 12,885		$ 11,792	$ 11,471	$ 11,830	$ 12,913	$ 13,356	$ 13,019	$ 13,426	$ 13,257	$ 15,158	$ 13,131	$ 13,542	$ 16,261	$ 15,289	$ 19,169	$ 19,769	$ 18,228	$ 22,320	$ 19,210	$ 19,811	$ 23,889	$ 22,367	$ 19,722	$ 20,339	$ 22,963	$ 24,191	$ 24,948	$ 28,167	$ 27,117	$ 27,965	$ 31,574	$ 35,538	$ 36,649	$ 41,379